TAXES ON INCOME (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Taxes on Income [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 83,680		$ 53,900		$ 69,649
Statutory tax rate in Israel	25.00%		25.00%		24.00%
Approved and Privileged Enterprise benefits	8.40%	[1]	(11.60%)	[1]	(12.80%)
Changes in valuation allowance	(0.90%)		(7.00%)		(0.50%)
Earnings taxed under foreign law	(9.90%)		(17.40%)		(0.40%)
Tax Settlements and other adjustments of prior year provisions	9.90%		(17.30%)		7.10%
Other	1.40%		2.30%		0.40%
Effective tax rate	33.90%		(26.00%)		17.80%
Basic	$ 0.92		$ 1.11		$ 0.91
Diluted	$ 0.89		$ 1.09		$ 0.89
Approved And Privileged Enterprise [Member]
Taxes on Income [Line Items]
Basic	$ (0.12)		$ 0.10		$ 0.10
Diluted	$ (0.11)		$ 0.10		$ 0.10

[1]	Net earnings per ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status